Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2025	December 31, 2024
Prepaid vendor expenses	$3,109	$3,239
Prepaid insurance	3,133	690
Prepaid directors and officers insurance	1,097	2,032
Prepaid maintenance	391	154
Prepaid non-aircraft subscriptions	187	407
MRO revenue in excess of billings	672	326
Deferred commission	854	923
	$9,443	$7,771

Prepaid expenses and other current assets consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Prepaid vendor expenses	$3,239	$2,520
Prepaid insurance	690	446
Prepaid directors and officers insurance	2,032	2,518
Prepaid maintenance	154	60
Prepaid non-aircraft subscriptions	407	113
MRO revenue in excess of billings	326	581
Deferred commission	923	514
	$7,771	$6,752